Income Taxes (Details) - Schedule of Tax Effects of Significant Portions of the Deferred Tax Asset - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Deferred tax assets:
Bad debt allowance	$ 360,495	$ 338,417
Loss carryforward		312
Total	$ 360,495	$ 338,729